ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES

The Company and its subsidiaries (“the Group”) are in the table as follows:

		Percentage of effective ownership
Name	Date of Incorporation	December 31, 2024	June 30, 2025	Place of incorporation	Principal Activities
JE Cleantech Holdings Limited	January 29, 2019	-	-	Cayman Islands	Investment holding
JE Cleantech International Ltd	April 9, 2018	100%	100%	The British Virgin Islands	Investment holding
JCS- Echigo Pte. Ltd.	November 25, 1999	100%	100%	Singapore	Manufacturing, selling and servicing of cleaning systems, component and parts
Hygieia Warewashing Ptd. Ltd.	December 29, 2010	100%	100%	Singapore	Provision of centralized dishware washing services and leasing of dishware washing equipment
Evoluxe Pte. Ltd	May 6, 2016	100%	100%	Singapore	Dormant